Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary and has control through contracts.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercise effective control over, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Certain amounts presented in the consolidated financial statements of 2016 and 2017 have been reclassified to conform to the current period presentation to facilitate comparison.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates and assumptions reflected in the Group’s consolidated financial statements mainly include consolidation of VIEs, gross versus net revenue recognition, the allowance for doubtful accounts, sales returns, rebates and subsidy, share-based compensation, uncertain tax positions, realization of deferred tax, fair value of assets and liabilities acquired in business acquisition, assessment for impairment of long-lived assets and goodwill, inventory valuation for excess and obsolete inventories, lower of cost and market of inventories, useful lives of long-lived assets and intangible assets, contingencies and fair value of equity investments. Changes in facts and circumstances may result in revised estimates.

Convenience Translation
(c)	Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income/(loss) and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Foreign currency translation
(d)	Foreign currency translation

Effective July 1, 2015, the Group changed its reporting currency from United States dollar ("USD") to Chinese Renminbi ("RMB"). The functional currency of the Company and its subsidiary incorporated in Hong Kong named Jumei Hongkong is USD, the functional currency of another subsidiary incorporated in Hong Kong named Jumei Hongkong Holding was changed from USD to RMB from January 1, 2016, while the functional currency of the other entities in the Group is RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/(loss) in the consolidated statements of changes in shareholders’ equity. Total foreign currency translation adjustments, net of nil tax were gains of RMB31,604 and RMB66,429 for the years ended December 31, 2016 and 2018, respectively, and loss of RMB20,808 for the year ended December 31, 2017.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss). Total exchange gains were RMB27,953 for the year ended December 31, 2016, total exchange losses were RMB87,753 and RMB16,715 for the years ended December 31, 2017 and 2018, respectively.

Fair value
(e)	Fair value

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, short-term investments, accounts receivable, loans receivable, and certain other current assets, accounts payable, certain other current liabilities and long-term investments.

Fair value is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The carrying amounts of cash and cash equivalents, short-term investments, accounts receivable, loans receivable, certain other current assets, accounts payable, certain other current liabilities, approximate their fair value due to the short term maturities of these instruments.

The Group adopted Accounting Standards Codification (“ASC”) 820, ASC 820,
Fair Value Measurements and Disclosure
. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Group’s financial condition, results of operations or cash flows, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs that are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits as well as highly liquid investments placed with banks, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

Short-term investments
(g)	Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as interest income. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 5 for additional information.

Loans receivable, net
(h)	Loans receivable, net

The Group's loans receivable consists of a loan receivable from a venture capital fund with annual interest rate of 4.35% and up to 10% based on different conditions and a loan receivable from a third party with annual interest rate of 4.35%.

Loans receivable is carried at amortized cost. An allowance for doubtful accounts represent the Group’s best estimate of the losses inherent in the outstanding loans. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential credit losses, and periodic reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding debts. The Group considers many factors, including but not limited to, the age of the amounts due, the payment history, the month of origination, the purpose of the loans, creditworthiness, financial conditions of the borrower, terms of the loans, regulatory environment, and the general economic conditions.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable, net is carried at realizable value. The Group considers many factors in assessing the collectability of its receivables, such as, the age of the amounts due, the customer’s payment history and creditworthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable, net balances are written off after all collection efforts have been exhausted. Allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 were nil, nil and RMB763 respectively.

Inventories
(j)	Inventories

Inventories consisting of products available for sell, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Inventory reserve is recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive income/(loss).

Long-term investments
(k)	Long-term investments

The Group’s long-term investments consist of equity investments with and without readily determinable fair values and equity method investments.

Equity investments with and without readily determinable fair values

Prior to adopting ASC Topic 321 (“ASC 321”),
Investments-Equity Securities
on January 1, 2018, the Group carries at cost its investments in investees that over which the Group does not have significant influence, in accordance with ASC subtopic 325-20 (“ASC 325-20”),
Investments-Other: Cost Method Investments
. The Group reviews the investment for impairment whenever events or changes in circumstances indicated that the carrying value may no longer be recoverable.

The Group adopted ASC 321 on January 1, 2018 and the cumulative effect of adopting the new standard on opening retained earnings is RMB16,599.
Equity investments with readily determinable fair values, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair values and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the
Group
has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the
Group
has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Equity method investments

In accordance with ASC Topic 323 “
Investment-Equity Method and Joint Ventures
”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is more than minor, thus, as subject to equity method as well.

Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of comprehensive income/(loss); however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share of income/(loss) from equity method investments” in the consolidated statements of comprehensive income/(loss). An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary.

Business Combinations
(l)	Business combination

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,
Business Combinations
(“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Property, equipment and software, net
(m)	Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Classification	Estimated useful lives
Equipment	3-10 years
Servers	3-5 years
Office furniture, vehicles & logistics equipment	3-5 years
Portable power banks and charging boxes	3-5 years
Leasehold improvement	Shorter of expected lives of leasehold improvements and lease term
Software	10 years
Building	20 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the net carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Construction in progress
(n)	Construction in progress

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2017 and 2018 the balances of construction in progress were RMB4,229 and RMB19,681, respectively, which were primarily relating to the construction of logistic warehouses.

Land use rights, net
(o)	Land use rights, net

 Land use rights represent amounts paid for the Group's lease for the use right of land located in Suzhou and Tianjin in China. Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are generally 50 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net
(p)	Intangible assets, net

The Group performs valuation of the intangible assets arising from business acquisition to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated average useful lives
Patent	10 years
Trademark	2-3 years
User base	2-3 years

Amortization expenses for the years ended December 31, 2016, 2017 and 2018 were nil, RMB5,670 and RMB9,577, respectively.

Goodwill
(q)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business acquisition.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the Financial Accounting Standards Board (“FASB”) revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. Goodwill was allocated to two reporting units as of December 31, 2017 and 2018, respectively (Note 12).

Impairment of long-lived assets
(r)	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over its fair value. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Film production
(s)	Film production

The Group entered into film production collaborative arrangements with third parties. In accordance with ASC Topic 926,
Entertainment – Films
(“ASC 926”), film production costs include cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Film production costs also include direct production costs, production overhead and acquisition costs and is stated at the lower of unamortized cost or estimated fair value. Pursuant to ASC 926, film production costs will be amortized once the film has been released. The Group reviews unamortized film production costs for impairment whenever events or circumstances indicate that the fair value of the produced content may be less than its unamortized cost. No impairment losses were recorded for the years ended December 31, 2017 and December 31, 2018.

Leases
(t)	Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group had no capital lease for any of the periods presented.

Revenue recognition
(u)	Revenue recognition

The Group generates substantially all of its revenue from merchandise sales and power bank sharing services. The Group also derives revenue from other sources mainly including marketplace services and film production.

On January 1, 2018, the Group adopted ASC Topic 606,
Revenue from Contracts with Customers
 (“ASC 606”), using the modified retrospective method to those contracts which were not completed as of January 1, 2018. The comparative information has not been restated for the years ended December 31, 2017 and 2016, and continues to be presented under ASC Topic 605,
Revenue Recognition
 (“ASC 605”). The impact of adopting the new revenue standard was not material to the consolidated financial statements and there was no adjustment to the opening balance of retained earnings on January 1, 2018.

Revenue is recognized when the Group’s performance obligation is satisfied in an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer. To determine revenue recognition, the Group performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

For contracts within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group considers several factors in determining whether it is appropriate to record the gross amount or net amount of product sales or service fees. Generally, when the Group controls the specified goods or services, and is the primary obligor in a transaction, is subject to substantial inventory risk, and has latitude in establishing prices, revenues are recorded at the gross sales price. If the Group does not control the specified goods or services, and does not have substantial inventory risk or latitude in establishing prices and amounts earned are determined using a predetermined service rate, the Group records the net amounts as service fees earned.

When either party to a revenue contract has performed, the Group recognizes a contract asset or a contract liability in the consolidated balance sheet, depending on the relationship between the Group’s performance and the customer’s payment.

Merchandise sales

The Group generates revenues from merchandise sales when the Group acts as principal for the direct sales of beauty products to customers. The Group collects cash from customers before or upon deliveries of products mainly through banks, third party online payment platforms or delivery companies. As the Group has a single performance obligation to sell beauty products to the customers, the Group recognizes merchandise sales revenues upon acceptance of delivery of products by customers. Cash collected from customers before product delivery is recognized as contract liability, which is classified as advances from customers. The Contract liability is transferred to revenue upon deliveries and acceptances by customers. The Group estimates the amount of variable consideration including sales return using the expected value method and includes variable consideration in the transaction price to the extent that it is probable that a significant reversal will not occur.

Power bank sharing business

The Group, through Jiedian, a subsidiary acquired in 2017 (Note 4), one of the leading players in the portable power bank sharing business. Jiedian facilitates master power charging boxes in highly frequented points of interest, such as restaurants, bars, gyms, airports, train stations, shopping malls, beauty salons, hospitals and parks. Each charging box contains multiple portable power banks. A deposit is generally required before a user places an order via the Jiedian application or certain third party platforms. The Group acts as a principal in rendering power bank sharing services and presents revenues on a gross basis.

The Group derives its power bank sharing service revenue from fees paid by customers for each use of the power bank or for subscription for access to Group’s network of power bank during certain period of time, usually less than a month. Subscription fees are recognized on a straight-line basis over the subscription period. The fees charged for each use of power bank is recognized when the power bank is returned to the charging box. The unsatisfied performance obligations as of December 31, 2018 is insignificant.

The deposit will be refunded to a user upon receipt of the request. If the power bank is lost or not returned by a user after a certain period of time, the deposit from the user will not be repaid and the amount is recognized as revenue, with the corresponding carrying amount of the power bank recorded in cost of revenues.

Others

The Group provides marketplace services as an agent to various merchandise suppliers and financial service providers to facilitate the sales or display their products on the Group’s platform. The Group considers the merchandise suppliers and financial service providers as its customers, and receives fees from customers based on a fixed rate of the sales of the customer’s products. The Group recognizes the fees from the merchandise suppliers upon acceptances of deliveries by the buyers for the sales for which the Group provides fulfillment services or upon shipping by the suppliers for the sales for which the Group doesn’t provide fulfillment services. The Group recognizes fees from financial service providers upon the sales of their products from the leads generated by the Group.

The Group also generates revenue from film production for sales of the rights to its customers for broadcasting on various platforms. The fees from customers are fixed and recognized upon the delivery of the master tape to its customer as the Group has no further obligations.

Incentives
(v)	Incentives

The Group periodically provides coupons to its customers for use in purchases that require a minimum transaction value. Coupons may also be granted to customers to incentivize a current merchandise sales or service or a future purchase of merchandise. Discounts for current purchases are treated as a reduction of revenue for the related transaction of merchandise sales or services. The right to purchase discounted products in the future is not considered a separate performance obligation within the scope of ASC
606
, as the right does not represent a significant and incremental customer discount. Discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized for the related transaction of merchandise sales.

The Group also sells prepaid cards with discount. The discount is treated as a reduction of revenue when the prepaid card is used. The prepaid cards have no expiration date. Cash receipts from the sale of prepaid cards are initially recorded as advances from customers which is a current contract liability on the Group’s consolidated balance sheets.

In order to attract more registered merchandise consumers to the Group’s online marketplace, the Group at its own discretion provides merchandise consumers certain promotions. The incentives offered to the merchandise consumers during the promotions are applied to future purchases of eligible merchandise offered on the Group’s online platform to reduce purchase price that are not specific to any merchant. The Group recognizes the cost of incentives as marketing expenses when incurred or used in future purchase.

Customer loyalty program
(w)	Customer loyalty program

Customers may earn loyalty program points from the purchases from the Group. Customers may redeem the loyalty points for certain promotional products or discount coupons to be used on future purchases. The Group accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Cost of revenues
(x)	Cost of revenues

Cost of revenues consists primarily of cost of merchandise sold, inventory write-downs, commissions, depreciation and disposal of portable power bank and charging box, film production cost and amortization of acquired intangible assets. The cost of revenues does not include shipping and handling expenses, payroll, bonus and benefits of logistic staff or logistic centers rental expenses, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

Rebates and subsidies
(y)	Rebates and subsidies

The Group periodically receives consideration from certain vendors, representing rebates for products purchased and subsidies for the sales of the vendors' products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ merchandizes and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ merchandizes. The Group accounts for the rebates received from its vendors as a reduction to the price it pays for the merchandizes purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the consolidated statements of comprehensive income/(loss). Rebates are earned when meeting minimum purchase thresholds specified in the contracts. When rebates can be reasonably estimated based on the Group’s past experience and current forecasts, a portion of the rebate is recognized as the Group makes progress towards the purchase threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of revenues when the sales have been completed and the amount is determinable.

Fulfillment expenses
(z)	Fulfillment expenses

Fulfillment expenses represent those costs incurred in shipping and operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; collecting payments from customers and responding to inquiries from customers. Fulfillment also includes amounts payable to third parties that assist the Group in payment collections, fulfillment and customer service operations. The shipping costs included in fulfillment expenses were RMB311,394, RMB242,396 and RMB142,689 for the years ended December 31, 2016, 2017, and 2018, respectively.

Marketing expenses
(aa)	Marketing expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for employees engaged in marketing activities. Advertising costs, which primarily spend on online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB365,914, RMB319,284 and RMB336,875 for the years ended December 31, 2016, 2017, and 2018, respectively.

Technology and content expenses
(ab)	Technology and content expenses

Technology and content expenses mainly consist of payroll and related costs for employees involved in application development, category expansion, editorial content production and system support, as well as server charges and costs associated with telecommunications.

General and administrative expenses
(ac)	General and administrative expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal, procurement, business development and human resources, professional fees and other general corporate costs as well as costs associated with the use by these functions of facilities and equipment, such depreciation and rent expenses.

Share-based compensation
(ad)	Share-based compensation

All stock-based awards granted to the Founders, employees and directors, including Founders’ share, stock options and restricted share units (“RSUs”) are measured at the grant date based on the fair value of the award and are recognized as expenses using straight line method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group adopted ASU 2016-09-
Compensation-Stock Compensation
 (Topic 718): Improvements to Employee Share-Based Payment Accounting on January 1, 2017 and elected to account for forfeitures as they occur. There was no cumulative-effect adjustment to retained earnings given that the historical estimated forfeiture rates approximated actual forfeiture rates.

The Binomial option pricing model is used to measure the fair value of stock options. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, exercise multiples, expected forfeiture rate, risk-free interest rates, contract life and expected dividends.

The Group recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost over a vesting term of generally four years and starting January 1, 2017, accounts for forfeitures as they occur.

The fair value of liabilities incurred in share-based payment transactions with employees are remeasured at the end of each reporting period through settlement. Changes in the fair value of a liability incurred under a share-based payment arrangement that occur during the requisite service period are recognized as compensation costs over that period.

Employee benefits
(ae)	Employee benefits

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries in China participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the consolidated statements of comprehensive income/(loss) amounted to RMB66,131, RMB65,302 and RMB83,466 for the years ended December 31, 2016, 2017 and 2018, respectively.

Government grant
(af)	Government grant

Generally, a government grant is recognized as other income when the grant is received and the requirements associated with receipt of the grant have been complied with. If the government grant is tied to the acquisition of long-lived assets, the grant is recognized as deduction of the carrying value of the long-lived assets, when the conditions specified in the grant have been met. Grants related to depreciable assets are recognized in profit or loss over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets.

For the years ended December 31, 2016, 2017 and 2018, the Group received government grants of RMB21,663, RMB37,048 and RMB17,276, respectively, which were included in Others, net under Other income/(expenses) or Cost of revenues, General and administrative expenses under the Operating expenses in the consolidated statements of comprehensive income/(loss).

Income taxes
(ag)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. The Group adopted ASU 2015-17,
Income Taxes-Balance Sheet Classification of Deferred Taxes
on January 1, 2017, which classifies all deferred tax assets and liabilities as noncurrent. There was no impact to the prior period balance sheet as all deferred tax assets were noncurrent in nature as of December 31, 2016.

Uncertain tax positions

ASC 740,
Tax provision
prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under income tax expenses in its consolidated statement of comprehensive income/(loss).

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Comprehensive income
(ah)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income/(loss) is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Net income/(loss) per share
(ai)	Net income/(loss) per share
Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities base on their participating rights. Diluted net income/(loss) per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted net income/(loss) per share by application of the if-converted method and treasury stock method, respectively. Dilutive equivalent shares are excluded from the computation of diluted net income per share if their effects would be anti-dilutive.

Statutory reserves
(aj)	Statutory reserves

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from its after-tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, the enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund is made at the company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs and VIEs’ subsidiaries registered as Chinese domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2016, 2017 and 2018, profit appropriation to statutory funds for the Group’s entities incorporated in the PRC was approximately RMB20,246, RMB4,767 and RMB1,663 respectively. No appropriation to other reserves was made for any of the years presented.

Treasury stock
(ak)	Treasury stock

Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock.

Contingencies
(al)	Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates the developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Segment reporting
(am)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group historically had only one single reportable segment because the CODM formerly relied on the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. With the development of the new business initiatives, the CODM started to separately evaluate performance and allocate resources by different business segments, thus the Group changed its reportable segments in 2017. The Group’s principal operations are currently organized into two business segments, the E-commerce segment and the New Businesses segment, which are defined based on the products and services provided. E-commerce represents e-commerce business. New Businesses mainly include film production, Jiedian and other initiatives business. Accordingly, the Group updated the presentation of its reportable segments in prior period in accordance with ASC 280
Segment Reporting.

Recently issued accounting pronouncements
(an)	Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02,
Leases
 (Topic 842) (“ASU 2016-02”) and issued subsequent amendments to the initial guidance within ASU 2017-13, ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01, collectively referred to as “ASC 842”. ASC 842 specifies the accounting for leases. For operating leases, ASC 842 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASC 842 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Group will adopt ASC 842 on January 1, 2019 using the modified retrospective method and will not restate comparable periods. The Group will elect the package of practical expedients permitted under the transition guidance, which allows the Group to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the practical expedient to not separate lease and non-lease components and the short-term lease exemption for certain classes of underlying assets with a lease term of 12 months or less. Operating leases related to offices and warehouses facilities will be subject to ASC 842 and right-of-use assets and operating lease liabilities will be recognized on the Group’s consolidated balance sheets. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the consolidated balance sheets for certain in-scope operating leases. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive income/(loss) as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments-Credit Losses
(Topic 326) (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss methodology with an expected credit loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04,
Simplifying the Test for Goodwill Impairment
("ASU 2017-04"), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group does not believe this standard will have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13,
Fair Value Measurement
(Topic 820):
Disclosure Framework
-
Changes to the Disclosure Requirements for Fair Value Measurement,
which changes the fair value measurement disclosure requirements of ASC 820. Under this ASU, key provisions include new, eliminated and modified disclosure requirements. The guidance is effective for periods beginning after December 15, 2019. Early adoption is allowed. The Group does not plan to early adopt this guidance and are evaluating the impact of the new standard.